Consolidated Statements of Shareholder’s Equity In Thousands, except Share data	Common Stock [Member] USD ($)	Common Stock [Member] CNY	Additional Paid-in Capital [Member] USD ($)	Additional Paid-in Capital [Member] CNY	Retained Earnings, Appropriated [Member] USD ($)	Retained Earnings, Appropriated [Member] CNY	Retained Earnings [Member] USD ($)	Retained Earnings [Member] CNY	Accumulated Other Comprehensive Income (Loss) [Member] USD ($)	Accumulated Other Comprehensive Income (Loss) [Member] CNY	Noncontrolling Interest [Member] USD ($)	Noncontrolling Interest [Member] CNY	Total USD ($)	Total CNY
Balance at Dec. 31, 2010		7,649		2,261,849		136,681		738,165		(83,360)		456,079		3,517,063
Balance, shares (in Shares) at Dec. 31, 2010		1,002,977,326
Balance as of December 31, 2013 in US$ (in Dollars)		7,646		2,272,580		167,147		408,325		(101,651)		124,948		2,878,995
Net income (loss)								(299,374)				(317,163)		(616,537)
Foreign currency translation										(18,291)				(18,291)
Exercise of share options		17		5,288										5,305
Exercise of share options, shares (in Shares)		2,670,340												2,670,340
Repurchase of ordinary shares		(20)		(13,702)										(13,722)
Repurchase of ordinary shares (in Shares)		(3,106,220)
Share-based compensation				57,003										57,003
Provision for statutory reserves						34,004		(34,004)
Capital injection by noncontrolling interest												6,937		6,937
Acquisition of additional interests in a subsidiary				(37,858)								(4,778)		(42,636)
Disposal of subsidiaries						(3,538)		3,538				(16,127)		(16,127)
Balance at Dec. 31, 2011		7,646		2,272,580		167,147		408,325		(101,651)		124,948		2,878,995
Balance, shares (in Shares) at Dec. 31, 2011		1,002,541,446
Balance as of December 31, 2013 in US$ (in Dollars)		7,624		2,284,906		178,440		527,542		(104,132)		113,527		3,007,907
Net income (loss)								130,510				(5,773)		124,737
Foreign currency translation										(2,481)				(2,481)
Exercise of share options		1		347										348
Exercise of share options, shares (in Shares)		183,380												183,380
Repurchase of ordinary shares		(23)		(9,221)										(9,244)
Repurchase of ordinary shares (in Shares)		(3,863,300)
Share-based compensation				66,878										66,878
Provision for statutory reserves						11,293		(11,293)
Capital injection by noncontrolling interest												12,655		12,655
Acquisition of additional interests in a subsidiary				(45,678)								(16,570)		(62,248)
Disposal of subsidiaries												(1,733)		(1,733)
Balance at Dec. 31, 2012		7,624		2,284,906		178,440		527,542		(104,132)		113,527		3,007,907
Balance, shares (in Shares) at Dec. 31, 2012		998,861,526												998,861,526
Balance as of December 31, 2013 in US$ (in Dollars)	1,259	7,624	384,882	2,329,962	30,186	182,740	102,233	618,885	(18,355)	(111,114)	19,602	118,665	519,807	3,146,762
Net income (loss)								95,643				4,341	16,516	99,984
Foreign currency translation										(6,982)			(1,153)	(6,982)
Share-based compensation				45,317										45,317
Provision for statutory reserves						4,300		(4,300)
Capital injection by noncontrolling interest												3,350		3,350
Disposal of subsidiaries				(261)								(2,553)		(2,814)
Balance at Dec. 31, 2013	$ 1,259	7,624	$ 384,882	2,329,962	$ 30,186	182,740	$ 102,233	618,885	$ (18,355)	(111,114)	$ 19,602	118,665	$ 519,807	3,146,762
Balance, shares (in Shares) at Dec. 31, 2013	998,861,526												998,861,526